Significant Accounting Policies - Schedule of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2018
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	2-3 years
Office/Lab Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	3-5 years
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	3-10 years
Warehouse Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	5-15 years
Production Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	3-30 years
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	3-20 years
Building and Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	20-40 years
Greenhouse and Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	20-25 years